SEMIANNUAL REPORT
SEPTEMBER 30, 2001

PRUDENTIAL
High Yield Total Return Fund, Inc.

FUND TYPE
Junk bond and stock

OBJECTIVE
Total return through high current
income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.                      (LOGO)

Prudential High Yield Total Return Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential High Yield Total Return
Fund, Inc. (the Fund) seeks total
return through high current income and
capital appreciation. The Fund normally
invests in high-yield fixed income
securities rated Ba or lower by Moody's
Investors Service, or BB or lower by
Standard & Poor's Ratings Group; in
securities rated by another major
independent rating service; and in
unrated securities of comparable
quality, that is, "junk bonds." Junk
bonds have a higher risk of default of
payment of principal and interest. The
Fund also invests in equity-related
securities and convertible and
nonconvertible fixed income securities
(including convertible securities
preferred stocks). There can be no
assurance that the Fund will achieve
its investment objective.

Portfolio Composition

    Sectors expressed as a percentage of
    total investments as of 9/30/01
        79.6%   Corporate Bonds
        11.3    Preferred Stocks
         5.2    Money Market
         1.5    Common Stocks
         0.2    Warrants
         2.2    Cash & Equivalents

Credit Quality

    Expressed as a percentage of total
    investments as of 9/30/01
        3.8%    Baa
        10.1    Ba
        50.3    B
         7.2    Caa
         0.8    Ca
         7.4    Not Rated
        13.0    Equity
         7.4    Short-Term/Cash

Ten Largest Holdings

    Expressed as a percentage of
    net assets as of 9/30/01
    4.2%   Star Choice Communications
    3.5    CSC Holdings, Inc.
    3.5    Concentra Operating Corp.
    3.3    Canwest Media, Inc.
    2.6    Conseco, Inc.
    2.5    U.S. HealthWorks, Inc.
    2.4    CB Richard Ellis Svcs.
    2.1    Fox Family Worldwide, Inc.
    2.0    Sovereign Real Estate Investment
    1.9    Comdisco, Inc.

Holdings are subject to change.

                                www.prudential.com    (800) 225-1852

Semiannual Report    September 30, 2001

Cumulative Total Returns1                              As of 9/30/01

                                        Six      One           Since
                                       Months    Year       Inception2
Class A                                -7.81%   -11.81%  -14.73%   (-15.43)
Class B                                -8.03    -12.24   -16.20    (-16.89)
Class C                                -8.03    -12.24   -16.20    (-16.89)
Class Z                                -7.94    -11.45   -13.94    (-14.64)
Lipper High Current Yield Fund Avg.3   -7.04     -9.22       -12.87

Average Annual Total Returns1                            As of 9/30/01

                     One          Since
                    Year        Inception2
    Class A        -15.34%   -5.70%   (-5.93)
    Class B        -16.22    -5.46    (-5.69)
    Class C        -13.91    -5.33    (-5.56)
    Class Z        -11.45    -4.31    (-4.54)

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost.

1 Source: Prudential Investments LLC
  and Lipper Inc. The cumulative total
  returns do not take into account sales
  charges. The average annual total
  returns do take into account applicable
  sales charges. The Fund charges a
  maximum front-end sales charge of 4%
  for Class A shares. Class B shares are
  subject to a declining contingent
  deferred sales charge (CDSC) of 5%, 4%,
  3%, 2%, 1%, and 1% for six years.
  Approximately seven years after
  purchase, Class B shares will
  automatically convert to Class A shares
  on a quarterly basis. Class C shares
  are subject to a front-end sales charge
  of 1% and a CDSC of 1% for 18 months.
  Class Z shares are not subject to a
  sales charge or distribution and
  service (12b-1) fees. Without waiver of
  management fees and/or expense
  subsidization, the Fund's cumulative
  and average annual total returns would
  have been lower, as indicated in
  parentheses. The Fund's management fee
  waiver was discontinued as of the end
  of the fiscal year ending 3/31/00.

2 Inception date: Class A, B, C, and Z,
  5/5/98.

3 The Lipper Average is unmanaged, and
  is based on the average return for all
  funds in each share class for the six-
  month, one-year, and since inception
  periods in the Lipper High Current
  Yield Fund category. Lipper High
  Current Yield funds aim at high
  (relative) current yield from fixed
  income securities, have no quality or
  maturity restrictions, and tend to
  invest in lower-grade debt securities.

(LOGO)                   November 26, 2001

DEAR SHAREHOLDER,
During this difficult time following
the September 11 terrorist attacks on
the United States, we at Prudential
Financial would like to take the
opportunity to reassure our
shareholders of our unwavering
commitment to their investment needs.
Under normal circumstances, the
investment landscape is a difficult one
to navigate, and during this extremely
tragic period in our nation's history,
even more so. We're here to provide the
expertise and resources that may help
make the journey ahead less daunting.

We discuss the challenging conditions
in the high yield bond market over the
six months ended September 30, 2001,
and explain the Prudential High Yield
Total Return Fund's investments on
the following pages. As always, we
appreciate your continued confidence in
Prudential mutual funds and look forward to serving your future investment needs.

PROPOSED MERGER
The directors have approved a proposal
to merge the Prudential High Yield
Total Return Fund, Inc. into the
Prudential High Yield Fund, Inc.
The proposal will be voted on by
shareholders at a special meeting
currently scheduled to take place on
January 24, 2002. If approved, the
merger is expected to occur on or
about February 8, 2002. For information
about the proposed merger, please refer
to the enclosed materials.

Sincerely,


David R. Odenath, Jr., President
Prudential High Yield Total Return Fund, Inc.

Prudential High Yield Total Return Fund, Inc.

Semiannual Report    September 30, 2001

INVESTMENT ADVISER'S REPORT

A TOUGH SIX MONTHS FOR HIGH YIELD BONDS
High yield bond prices plunged during
our fiscal half-year that began April
1, 2001, as one negative development
after another battered the junk bond
market. A growing number of companies
defaulted or missed interest and
principal payments on their junk bonds
as the U.S. economy stumbled. There was
also deterioration in the financial
health of the telecommunications
industry, whose below-investment-grade
bonds comprise the largest sector of
the junk bond market. Finally, the
September 11 terrorist attacks against
the United States led investors to
sell high yield bonds and purchase
conservative assets such as U.S.
Treasuries.

Prior to the start of our six-month
reporting period, we had adopted a
relatively more conservative credit
risk profile as part of our effort to
fundamentally reposition the Fund. We
sold some of the Fund's lower-quality
junk bonds, bought higher-quality junk
bonds, and added more investment-grade
debt securities. We also adjusted the
Fund's holdings to emphasize bonds of
defensive industries such as
financials, gaming, healthcare, media,
and utilities. However, these steps did
not insulate the Fund from the broad
sell-off that caused junk bonds to be
the only sector in the U.S. fixed
income market to post a negative return
for the six months ended September 30,
2001, based on the Lehman Brothers U.S.
Corporate High Yield Index.

The junk bond sector's poor performance
is not surprising in light of the poor
economic conditions in the United
States. During our reporting period,
the Federal Reserve (the Fed) eased
monetary policy on April 18, May 15,
June 27, August 21, and September 17,
lowering short-term rates a total of 2.5 percentage points over the six months ended September 30, 2001. Reducing rates can help stimulate economic growth through lower borrowing costs for businesses and consumers. Despite the Fed's exertions, the economy still contracted in the third quarter of 2001.

Prudential High Yield Total Return Fund, Inc.

Semiannual Report    September 30, 2001

SELL-OFF PRESSURED MANY HIGH YIELD SECTORS
The economic downturn has affected many
different industries, including the
media sector, which has suffered a
sharp decline in advertising revenues.
The Fund's position in magazine
publisher Primedia tumbled in value in
the poor ad market. The Fund also held
bonds of European cable companies, such
as United Pan-Europe Communications,
whose prices plummeted. The European
cable industry has come under heavy
pressure as companies added debt to
finance acquisitions and upgrade their
systems for broadband Internet access
and telephony services. Prices of the
Fund's Conseco bonds also declined
after the insurer took huge losses
on some of its investments. Taken
together, the poor performance of the
Fund's aforementioned bonds and some of
its common stocks were among the key
reasons that the Fund's four share
classes underperformed their benchmark
Lipper Average for the six months ended
September 30, 2001.

LOWER EXPOSURE TO TELECOMMUNICATIONS SECTOR
The Fund's telecom exposure fell to
9.80% of its total investments as of
September 30, 2001, from 14.90% as of
March 31, 2001. This decline reflected
our sales of telecom bonds as well as
losses on the Fund's remaining telecom
holdings, which included bonds of mid-
to higher-quality companies such as
Nextel. Unfortunately, telecom bonds of
this rather select group suffered steep
price declines since their prices had
stood at relatively high levels when
the sell-off in the telecom sector
began. Losses on our remaining telecom
bonds partially negated the benefits
the Fund derived from having a reduced
exposure to that troubled sector.
Fresh concerns about the telecom
industry surfaced in the summer after
Nortel Networks Corp., an investment-
grade company, announced it expected to
report a huge second-quarter loss in
2001. These concerns spilled over into
the high yield market, sparking a sell-
off that resulted in negative returns
for the telecom sector.

                               www.prudential.com    (800) 225-1852

LOOKING AHEAD
After our reporting period ended, the
Fed cut short-term rates by one-half of
a percentage point on October 2, and
again on November 6, warning that the
terrorist attacks had increased
uncertainty in an already weak economy.
Altogether, the Fed's 10 reductions
from January through November 2001
lowered short-term rates a total of
4.50 percentage points to their lowest
level in 40 years. The central bank
also suggested that it might continue
to ease monetary policy.

Despite the gloomy economic conditions,
prices of junk bonds rallied in October
and November along with the stock
market as investors demonstrated a
willingness to look beyond the economic
slump and dismal corporate earnings to
an anticipated economic recovery some
time in 2002. We, too, believe that the
Fed's aggressive short-term rate cuts,
increased government spending, and
lower taxes may help the economy get
back on its feet next year. Improved
economic conditions should aid
corporate earnings and the credit
quality of junk bonds.

Prudential High Yield Total Return Fund Management Team

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2001 (Unaudited)

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  89.0%
Corporate Bonds  76.6%
----------------------------------------------------------------------------------------
Aerospace
Stellex Technologies, Inc.,
 Sr. Sub. Notes (cost $856,814;
 purchased 7/19/99)               NR             9.50%        11/01/07   $    1,000(b)(d) $    30,000
----------------------------------------------------------------------------------------
Airlines  0.6%
Northwest Airlines Corp., Notes   Ba3            8.375         3/15/04          500           345,790
United Air Lines, Inc., Deb.,
 Ser. A                           B2             10.67         5/01/04          100            81,332
                                                                                          -----------
                                                                                              427,122
----------------------------------------------------------------------------------------
Automotive  0.5%
Collins & Aikman Products Co.,
 Gtd. Sr. Sub. Notes              B2             11.50         4/15/06           45            40,050
Eagle-Picher Industries, Inc.,
 Sr. Sub. Notes                   Caa1           9.375         3/01/08          400           218,000
Standyne Automotive Corp.,
 Sr. Sub. Notes, Ser. B           Caa1           10.25        12/15/07          185           138,750
                                                                                          -----------
                                                                                              396,800
----------------------------------------------------------------------------------------
Broadcasting & Other Media  5.2%
Alliance Atlantis Communications
 Corp., Sr. Sub. Notes            B1             13.00        12/15/09          400           404,000
CD Radio, Inc., Sr. Disc. Notes,
 Zero Coupon (until 12/1/02)      Caa1           15.00        12/01/07        1,000           250,000
Fox Family Worldwide, Inc.,
 Sr. Notes                        B1             9.25         11/01/07        1,500         1,567,500
Lin Holdings Corp.,
 Sr. Disc. Notes, Zero Coupon
 (until 3/1/03)                   B3             10.00         3/01/08        1,500           905,000
Radio Unica Corp., Sr. Disc.
 Notes, Zero Coupon
 (until 8/1/02)                   Caa1           11.75         8/01/06          500           240,000

    6                                      See Notes to Financial Statements

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings,
 Inc., Sr. Sec'd Notes (cost
 $345,000; purchased 3/10/00)     Caa1           14.00%        3/15/10   $      345(b)    $   189,750
Young Broadcasting, Inc.,
 Sr. Sub. Notes                   B2             10.00         3/01/11          500           397,500
                                                                                          -----------
                                                                                            3,953,750
----------------------------------------------------------------------------------------
Building/Construction  1.2%
New Millenium Homes, Sr. Notes,
 (cost $1,953,409; purchased
 5/27/98)                         NR             Zero         12/31/04        1,854(b)(f)     927,000
----------------------------------------------------------------------------------------
Business Services  2.4%
CB Richard Ellis Svcs., Sr. Sub.
 Notes                            B2             11.25         6/15/11        2,000         1,800,000
----------------------------------------------------------------------------------------
Cable  6.9%
Adelphia Communications Corp.,
 Sr. Notes                        B2             10.25         6/15/11          500           435,000
 Ser B, PIK                       B2             9.50          2/15/04            0                 0
 Sr. Notes                        B2             10.875       10/01/10          750           667,500
Avalon Cable Holdings, LLC,
 Sr. Disc. Notes, Zero Coupon
 (until 12/1/03)                  B2             11.875       12/01/08        1,000           760,000
Charter Communications Holdings
 Sr. Disc. Notes, Zero Coupon
 (until 5/1/06)                   B2             11.75         5/15/11        1,000           550,000
Coaxial Communications, Inc.,
 Sr. Notes                        B3             10.00         8/15/06          250           242,500
CSC Holdings, Inc.,
 Sr. Sub. Debs.                   Ba2            10.50         5/15/16          545           588,600
Diamond Cable Co., Sr. Disc.
 Notes, Ser. A (United Kingdom)   B3             11.75        12/15/05        2,000           820,000
International Cabletel, Inc.,
 Sr. Disc. Notes                  B3             12.75         4/15/05          500           275,000
International Wire Group, Inc.,
 Sr. Sub. Notes                   B3             11.75         6/01/05          334           300,600

    See Notes to Financial Statements                                      7

    Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
United Int'l. Holdings, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 2/15/03)                  Caa1           10.75%        2/15/08   $    1,245       $   298,800
United-Pan Europe
 Communications, Inc.
 (Netherlands), Sr. Disc. Notes,
 Zero Coupon (until 2/1/05)       Caa1           13.75         2/01/10        4,000(e)        220,000
 Sr. Disc. Notes, Zero Coupon
 (until 8/01/04)                  Caa1           12.50         8/01/09          500(e)         30,000
                                                                                          -----------
                                                                                            5,188,000
----------------------------------------------------------------------------------------
Chemicals  2.6%
Applied Extrusion Tech, Inc.,
 Sr. Notes                        B2             10.75         7/01/11          500           500,000
Huntsman ICI Chemicals LLC,
 Sr. Sub. Notes                   B2             10.125        7/01/09          220           189,200
IMC Global, Inc., Sr. Notes       Ba1            11.25         6/01/11          350           343,000
ISP Chemco, Inc., Sr. Sub. Notes  B2             10.25         7/01/11          500           480,000
Polymer Group, Inc.,
 Sr. Sub. Notes, Ser. B           Ca             8.75          3/01/08          145            55,100
 Gtd. Sr. Sub. Notes, Ser. B      Ca             9.00          7/01/07          485           184,300
Sterling Chemical Holdings,
 Inc., Sr. Disc. Notes            C              13.50         8/15/08          472(d)         14,160
Sterling Chemicals, Inc., Gtd.
 Sr. Sec'd. Notes                 Ca             12.375        7/15/06          245(d)        191,100
                                                                                          -----------
                                                                                            1,956,860
----------------------------------------------------------------------------------------
Commercial Services  0.7%
Iron Mountain, Inc., Sr. Sub.
 Notes                            B2             8.625         4/01/13          500           505,000
----------------------------------------------------------------------------------------
Consumer Services  2.7%
Coinstar, Inc., Sr. Disc. Notes   NR             13.00        10/01/06          800           776,000
Packaged Ice, Inc., Sr. Notes     B3             9.75          2/01/05          500           360,000
Service Corp. International,
 Sr. Notes                        B1             6.30          3/15/20          500           470,000
 Notes                            B1             6.50          3/15/08          500           400,000
                                                                                          -----------
                                                                                            2,006,000

    8                                      See Notes to Financial Statements

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Containers & Packaging  2.1%
Graham Packaging Holdings Co.,
 Sr. Disc. Notes, Zero Coupon
 (until 1/15/03)                  Caa2           10.75%        1/15/09   $    1,000       $   480,000
Radnor Holdings Corp., Gtd.,
 Sr. Notes, Ser. B                B2             10.00        12/01/03          300           225,000
Riverwood Int'l. Corp.,
 Sr. Sub. Notes                   Caa1           10.875        4/01/08          500           450,000
US Can Corp., Sr. Sub. Notes,
 Ser. B                           B3             12.375       10/01/10          500           457,500
                                                                                          -----------
                                                                                            1,612,500
----------------------------------------------------------------------------------------
Distribution/Wholesalers  0.1%
Core-Mark Int'l., Inc.,
 Sr. Sub. Notes                   B3             11.375        9/15/03           60            57,900
----------------------------------------------------------------------------------------
Drugs & Health Care  10.0%
Alliance Imaging, Inc.,
 Sr. Sub. Notes                   B3             10.375        4/15/11          500           516,000
Bio-Rad Labs, Inc., Sr. Sub.
 Notes                            B2             11.625        2/15/07          500           540,000
Concentra Operating Corp.,
 Sr. Sub. Notes, Ser. B           B3             13.00         8/15/09        2,500         2,625,000
Harborside Healthcare Corp.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 8/1/04)            NR             12.00         8/01/07          442(f)         83,980
Integrated Health Svcs., Inc.,
 Sr. Sub. Notes                   NR             9.25          1/15/08        4,000(d)             40
Magellan Health Svcs., Inc.,
 Sr. Sub. Notes                   B3             9.00          2/15/08        1,000           920,000
Mariner Post-Acute Network,
 Inc., Sr. Sub. Disc. Notes,
 Zero Coupon (until 11/1/02)      NR             10.50        11/01/07        1,840(d)          9,200
Matria Healthcare, Inc.,
 Sr. Notes (cost $936,446;
 purchased 6/29/01)               NR             11.00         5/01/08        1,000(b)      1,000,000

    See Notes to Financial Statements                                      9

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
U.S. HealthWorks, Inc.,
 Sr. Disc. Notes                  NR             17.00%       10/15/04   $    2,044       $ 1,860,469
                                                                                          -----------
                                                                                            7,554,689
----------------------------------------------------------------------------------------
Energy  3.3%
Comstock Resources, Inc.,
 Sr. Notes                        B2             11.25         5/01/07          500           495,000
Houston Expl. Co., Sr. Sub.
 Notes                            B2             8.625         1/01/08          130           126,100
Leviathan Gas Pipeline LLP,
 Sr. Sub. Notes                   B1             10.375        6/01/09          350           371,000
Reliant Energy Mid-Atlantic,
 Pass Through Certs., Ser. C      Baa3           9.681         7/02/26        1,000         1,111,670
Swift Energy Co., Sr. Sub. Notes  B2             10.25         8/01/09          355           355,000
                                                                                          -----------
                                                                                            2,458,770
----------------------------------------------------------------------------------------
Entertainment  0.3%
Intrawest Corp., Sr. Notes (cost
 $246,598; purchased 6/29/98)     B1             10.50         2/01/10          250(b)        227,500
----------------------------------------------------------------------------------------
Food & Beverage  2.5%
Agrilink Foods, Inc., Sr. Sub.
 Notes                            B3             11.875       11/01/08          820           725,700
Fleming Companies, Inc., Sr.
 Note                             Ba3            10.125        4/01/08          500           510,000
Fresh Foods, Inc., Sr. Sub.
 Notes                            B3             10.75         6/01/06          340           170,000
Iowa Select Farms L.P., Jr.
 Sec'd Notes                      NR             10.75        12/01/06          607           394,750
SFAC Holdings, Inc., Sr. Sec'd
 Disc. Debs., Zero Coupon
 (until 6/15/04)                  NR             Zero          6/15/09          460            13,793
SFC, Inc., Sub. Disc. Debs.,
 Zero Coupon (until 6/15/05)      NR             11.00        12/15/09          296(d)          2,964
Sun World Intl., Inc., Gtd.
 First Mtge. Notes, Ser. B        B2             11.25         4/15/04           50            46,375
                                                                                          -----------
                                                                                            1,863,582
----------------------------------------------------------------------------------------
Gaming  2.5%
Hollywood Casino Corp., Gtd.
 Sub. Notes                       B3             11.25         5/01/07          190           191,900

    10                                     See Notes to Financial Statements

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., Gtd. Sub.
 Notes, Ser. B                    Caa1           9.25%         2/15/07   $      250       $   210,000
Isle Capri Black Hawk LLC, First
 Mtge. Notes, Ser. B              B3             13.00         8/31/04        1,000         1,032,500
Station Casinos, Inc.,
 Sr. Sub. Notes                   B1             9.875         7/01/10          500           452,500
                                                                                          -----------
                                                                                            1,886,900
----------------------------------------------------------------------------------------
Industrials  1.0%
Gentek, Inc., Gtd. Sr. Sub.
 Notes                            B3             11.00         8/01/09          500           332,500
Motors & Gears, Inc., Sr. Notes   B3             10.75        11/15/06          500           430,000
Thermadyne Holdings Corp.,
 Sr. Disc. Notes, Zero Coupon
 (until 6/01/03)                  C              12.50         6/01/08          500(d)          5,000
                                                                                          -----------
                                                                                              767,500
----------------------------------------------------------------------------------------
Insurance  2.8%
Conseco, Inc.,
 Notes                            B1             8.75          2/09/04        1,000           830,000
 Sr. Notes                        B1             10.75         6/15/08        1,410         1,156,200
Superior National Insurance
 Group, Gtd. Notes (cost
 $595,525; purchased 1/15/01)     NR             10.75        12/01/17        1,000(b)(d)     100,000
                                                                                          -----------
                                                                                            2,086,200
----------------------------------------------------------------------------------------
Machinery  0.6%
Terex Corp., Sr. Sub. Notes       B2             10.375        4/01/11          500           480,000
----------------------------------------------------------------------------------------
Manufacturing  1.8%
Actuant Corp., Sr. Sub. Notes     B3             13.00         5/01/09          500           500,000
Blount, Inc., Sr. Notes           Caa1           7.00          6/15/05        1,000           675,000
Great Lakes Carbon Corp.,
 Sr. Sub. Notes, PIK              B3             10.25         5/15/08          305           183,000
                                                                                          -----------
                                                                                            1,358,000

    See Notes to Financial Statements                                     11

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Oil & Gas Drilling  0.5%
Parker Drilling Co., Sr. Notes,
 Ser. D                           B1             9.75%        11/15/06   $      390       $   356,850
----------------------------------------------------------------------------------------
Oil Services  0.7%
Eott Energy Partners L.P.,
 Sr. Notes                        Ba2            11.00        10/01/09          500           513,750
----------------------------------------------------------------------------------------
Paper & Forest Products  0.5%
Doman Industries Ltd. (Canada),
 Sr. Notes                        Caa1           8.75          3/15/04           65(e)         20,150
 Sr. Notes, Ser. B                Caa1           9.25         11/15/07          215            66,650
Norampac, Inc., Sr. Notes         Ba2            9.50          2/01/08           30            30,525
Stone Container Corp., Sr. Notes  B2             12.58         8/01/16          250           268,125
                                                                                          -----------
                                                                                              385,450
----------------------------------------------------------------------------------------
Power Generation  1.1%
AES Drax Holdings Ltd.,
 Sr. Sec'd Notes                  Baa3           10.41        12/31/20          750           712,500
El Paso Energy Partners L.P.,
 Sr. Sub. Notes                   B1             8.50          6/01/11          150           150,750
                                                                                          -----------
                                                                                              863,250
----------------------------------------------------------------------------------------
Printing/Publishing  5.5%
Canwest Media, Inc., Sr. Sub.
 Notes (cost $2,445,221;
 purchased 5/10/01                B2             10.625        5/15/11        2,500(b)      2,462,500
Phoenix Color Corp.,
 Sr. Sub. Notes                   Caa2           10.375        2/01/09        1,000           700,000
Quebecor Media, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 7/1/06)                   B2             13.75         7/15/11        1,000           540,000
 Sr. Notes                        B2             11.125        7/15/11          500           495,000
                                                                                          -----------
                                                                                            4,197,500

    12                                     See Notes to Financial Statements

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Restaurants  1.3%
Tricon Global Restaurants, Inc.,
 Sr. Notes                        Ba1            8.50%         4/15/06   $    1,000       $ 1,015,000
----------------------------------------------------------------------------------------
Retail  2.0%
Kmart Corp., Notes                Baa3           9.875         6/15/08          500           454,359
Rite Aid Corp., Notes             Caa2           6.00         12/15/05        1,000           790,000
Saks, Inc., Notes                 Ba2            7.375         2/15/19          500           300,000
                                                                                          -----------
                                                                                            1,544,359
----------------------------------------------------------------------------------------
Steel & Metals  0.8%
Kaiser Aluminum & Chemical
 Corp.,
 Sr. Notes, Ser. B                B2             10.875       10/15/06          160           132,800
 Sr. Sub. Notes                   Caa1           12.75         2/01/03           90            63,900
LTV Corp., Sr. Notes              Ca             11.75        11/15/09          250(d)          3,750
Lukens, Inc., Notes               Caa1           7.625         8/01/04          300(d)         78,587
Sheffield Steel Corp., First
 Mtg. Notes, Ser. B (cost
 $430,134 purchased 5/3/01)       Ca             11.50        12/01/05          700(b)(d)     171,500
WHX Corp., Sr. Notes              Caa1           10.50         4/15/05          235           124,550
                                                                                          -----------
                                                                                              575,087
----------------------------------------------------------------------------------------
Supermarkets  0.5%
Pantry, Inc., Sr. Sub. Notes      B3             10.25        10/15/07          385           373,450
----------------------------------------------------------------------------------------
Technology  0.8%
Ampex Corp., Sr. Notes (cost
 $1,000,000; purchased 7/15/98)   B+(a)          12.00         3/15/03        1,000(b)(d)     150,000
InterAct Systems, Inc., Sr.
 Disc. Notes, PIK                 NR             14.00         8/01/03        1,847            18,468
MSX International, Inc., Gtd.,
 Sr. Sub. Notes                   B3             11.375        1/15/08          500           400,000
Viasystems, Inc., Sr. Sub. Notes  B3             9.75          6/01/07          175            35,000
                                                                                          -----------
                                                                                              603,468

    See Notes to Financial Statements                                     13

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Telecommunications  7.3%
Fairpoint Communications, Inc.,
 Sr. Sub. Notes                   B3             12.50%        5/01/10   $      335       $   274,700
McLeodUSA, Inc., Sr. Notes        B3             11.375        1/01/09          780           226,200
Microcell Telecommunications,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 6/01/04)           B3             12.00         6/01/09          580           168,200
Nextel Communications, Inc.,
 Sr. Ser. Notes                   B1             9.375        11/15/09        1,000           620,000
Nextel Partners, Inc., Sr. Disc.
 Notes, Zero Coupon
 (until 2/01/04)                  B3             14.00         2/01/09          286           140,140
Nortel Networks Corp., Gtd.,
 Sr. Notes, Conv., $5.79          Baa1           4.25          9/01/08          500           436,250
Star Choice Communications,
 Sr. Sec'd. Notes                 B3             13.00        12/15/05        3,000         3,090,000
Tritel PCS, Inc., Sr. Sub. Disc.
 Notes, Zero Coupon
 (until 5/15/04)                  B3             12.75         5/15/09        1,000           555,000
                                                                                          -----------
                                                                                            5,510,490
----------------------------------------------------------------------------------------
Textiles  0.2%
Cluett American Corp., Sr. Sub.
 Notes, Ser. B                    B3             10.125        5/15/08          250           167,500
----------------------------------------------------------------------------------------
Transportation/Trucking/Shipping
Trism, Inc., Sr. Sub. Notes
 (cost $497,400; purchased
 3/7/00)                          NR             12.00         2/15/05          435(b)(d)      13,046
----------------------------------------------------------------------------------------
Utilities  4.9%
AES Corp., Sr. Sub. Deb.          Ba2            8.875        11/01/27        2,000         1,300,000
Western Resources, Inc., Notes    Ba2            6.25          8/15/03        1,500         1,429,707
York Power Funding, Sr. Sec'd.
 Notes (Cayman Islands)           Ba3            12.00        10/30/07          978(e)        991,447
                                                                                          -----------
                                                                                            3,721,154

    14                                     See Notes to Financial Statements

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                  Moody's        Interest     Maturity   Amount           Value
Description                       Rating         Rate         Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Waste Management  0.7%
Allied Waste North America,
 Inc., Gtd. Sr. Sub. Notes        B2             10.00%        8/01/09   $      500       $   500,000
                                                                                          -----------
Total corporate bonds
 (cost $75,273,035)                                                                        57,884,427
                                                                                          -----------
COMMON STOCKS  1.4%
                                                                         Shares
----------------------------------------------------------------------------------------------------------
AmeriKing, Inc.                                                                  50               500
Classic Communications, Inc.(c)                                               3,000               420
Escrow Jordon Telecom                                                           125             2,250
Firearms Training Systems, Inc., Cl. A(c)                                   122,000            54,900
Forstmann & Co., Inc.(c)                                                     13,304               399
Global Crossing, Ltd.(c)                                                     60,000           108,000
Grant Geophysical, Inc.(c)                                                   28,675             7,169
Kaiser Group Holdings, Inc.(c)                                               21,359(f)            214
Level 3 Communications, Inc.(c)                                              47,800           180,684
Nextel Communications, Inc., Cl. A(c)                                        50,000           432,000
Premier Cruises, Ltd.(c)                                                     74,059               741
Purina Mills, Inc.(c)                                                         5,269           116,972
Samuels Jewelers, Inc.(c)                                                    23,425            14,055
SFAC Holdings, Inc.(c)                                                           25                 0
Stage Stores, Inc.(c)                                                        17,349           129,033
Star Gas Partners, L.P.                                                         440             8,800
Trism, Inc. (cost $0; purchased 3/7/00)(c)                                   27,543(b)          8,538
Waste Systems Int'l., Inc. (cost $530,770; purchase 5/11/98)(c)             131,410(b)          1,971
                                                                                          -----------
Total common stocks (cost $10,859,877)                                                      1,066,646
                                                                                          -----------
PREFERRED STOCKS  10.8%
AmeriKing, Inc., $13.00                                                       1,427                14
Century Maintenance Supply, Inc., $13.25                                     14,656         1,172,480
CSC Holdings, Inc.,
 Ser. H, $11.75                                                              10,000         1,030,000
 Ser. M, $11.125                                                             10,000         1,020,000
Dobson Communications Corp., $13.00                                           1,002           911,820
Geneva Steel Co., Ser. B, $14.00                                              3,000                 0

    See Notes to Financial Statements                                     15

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                                          Value
Description                                                              Shares           (Note 1)
----------------------------------------------------------------------------------------------------------
Global Crossing Holdings, Ltd., $10.50                                       12,750       $   293,250
InterAct Systems, Inc., Ser. B, $14.00                                        2,910                29
Kaiser Group Holdings, Inc., $7.00                                           17,729(f)        620,515
New Millenium Homes, LLC, Ser. A (cost $0; purchased 5/27/98)                 2,000(b)(f)          20
Paxon Communications Corp., $13.25                                              158         1,406,200
PRIMEDIA, Inc., Ser. D $10.00                                                 3,185           121,030
PRIMEDIA, Inc., Ser. F $9.20                                                  2,020            74,740
Sovereign Real Estate Investment Corp., $12.00 (cost $1,297,964;
 purchased 8/12/00)                                                           1,500(b)      1,530,000
                                                                                          -----------
Total preferred stocks (cost $8,671,253)                                                    8,180,098
                                                                                          -----------

TRADE CLAIM
----------------------------------------------------------------------------------------------------------
Montgomery Ward (cost $155,181; purchased 8/19/98)                            2,450(b)(c)         245
                                                              Expiration
                                                                    Date     Warrants
------------------------------------------------------------------------------------------------------------
WARRANTS(c)  0.2%
American Banknote Corp.                                         12/01/02          750                 0
Bestel S.A. De CV, Cl. B                                         5/15/05        1,000            10,000
Birch Telecom, Inc.                                              6/15/08        1,000                10
Harborside Healthcare Corp.                                      8/01/09        8,181(f)             82
HF Holdings, Inc.                                                7/15/02        4,375                44
InterAct Systems, Inc.                                           8/01/03        2,910                29
Intermediate Act Electronic Marketing, Inc.                     12/15/09        2,910                29
Kaiser Government Programs, Inc.                                12/01/02       17,729(f)            178
R & B Falcon Corp.                                               5/01/09          550           110,000
Star Choice Communications (cost $0; purchased 3/21/00)
                                                                12/15/05        8,685(b)         60,795
Versatel Telecom International BV                                5/15/08        1,000                10
XM Satellite Radio, Inc.                                         3/15/10          345                 0
                                                                                           ------------
Total warrants (cost $49,659)                                                                   181,177
                                                                                           ------------
Total long-term investments (cost $95,009,005)                                               67,312,593
                                                                                           ------------

    16                                     See Notes to Financial Statements

     Prudential High Yield Total Return Fund, Inc.
          Portfolio of Investments as of September 30, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                                 Interest    Maturity   Amount          Value
Description                                      Rate        Date       (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  7.1%
----------------------------------------------------------------------------------------
Corporate Bonds  2.2%
Comdisco, Inc., Sr. Note                         6.00%       1/30/02    $    2,000(d)   $  1,440,000
Kaiser Aluminum & Chemical Corp., Sr.
 Sub. Notes                                      9.875       2/15/02           190           176,700
Scott Cable Communications, Inc., Jr.
 Notes, PIK                                      16.00       7/18/02            18(d)          2,718
                                                                                        ------------
                                                                                           1,619,418
                                                                        Shares
---------------------------------------------------------------------------------------------------------
Money Market Fund  4.9%
Prudential Core Investment Fund
 Taxable Money Market Series                                             3,732,791         3,732,791
                                                                                        ------------
Total short-term investments
 (cost $5,884,143; Note 3)                                                                 5,352,209
                                                                                        ------------
Total Investments  96.1%
 (cost $100,893,148; Note 4)                                                              72,664,802
Other assets in excess of
 liabilities  3.9%                                                                         2,974,462
                                                                                        ------------
Net Assets  100%                                                                        $ 75,639,264
                                                                                        ------------
                                                                                        ------------

------------------------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of such securities is $11,290,462. The aggregate value $6,872,865 is approximately 9.1% of net assets.
(c) Non-income producing securities.
(d) Represents issuer in default on interest payments; non-income producing security.
(e) US$ denominated foreign bonds.
(f) Indicates a fair valued security. The aggregate value of $1,631,989 is approximately 2.2% of net assets.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
BV--Beloten Vennootschaap (Dutch Company).
L.P.--Limited Partnership.
LLC--Limited Liability Company.
LLP--Limited Liability Partnership.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     17

       Prudential High Yield Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $100,893,148)                          $ 72,664,802
Receivable for investments sold                                       2,283,385
Dividends and interest receivable                                     1,993,570
Other assets                                                             58,014
Receivable for Fund shares sold                                          28,577
                                                                ------------------
      Total assets                                                   77,028,348
                                                                ------------------
LIABILITIES
Payable to custodian                                                     13,738
Payable for Fund shares reacquired                                      506,503
Payable for investments purchased                                       350,958
Dividends payable                                                       234,907
Accrued expenses and other liabilities                                  205,964
Management fee payable                                                   43,868
Distribution fee payable                                                 33,146
                                                                ------------------
      Total liabilities                                               1,389,084
                                                                ------------------
NET ASSETS                                                         $ 75,639,264
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                            $      1,236
   Paid-in capital in excess of par                                 132,865,171
                                                                ------------------
                                                                    132,866,407
   Undistributed net investment income                                  187,256
   Accumulated net realized loss on investments and foreign
      currency transactions                                         (29,186,053)
   Net unrealized depreciation on investments                       (28,228,346)
                                                                ------------------
Net assets, September 30, 2001                                     $ 75,639,264
                                                                ------------------
                                                                ------------------

    18                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                September 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($16,538,731 / 2,704,065 shares of common stock
      issued and outstanding)                                              $6.12
   Maximum sales charge (4% of offering price)                              .26
                                                                ------------------
   Maximum offering price to public                                        $6.38
Class B:
   Net asset value, offering price and redemption price per
      share ($48,703,976 / 7,958,127 shares of common stock
      issued and outstanding)                                              $6.12
Class C:
   Net asset value and redemption price per share
      ($9,244,924 / 1,510,603 shares of common stock issued
      and outstanding)                                                     $6.12
   Sales charge (1% of offering price)                                       .06
   Offering price to public                                                $6.18
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,151,633 / 187,763 shares of common stock
      issued and outstanding)                                              $6.13

    See Notes to Financial Statements                                     19

       Prudential High Yield Total Return Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $    4,789,326
   Dividends                                                             294,261
                                                                ------------------
      Total income                                                     5,083,587
                                                                ------------------
Expenses
   Management fee                                                        284,063
   Distribution fee--Class A                                              23,728
   Distribution fee--Class B                                             201,526
   Distribution fee--Class C                                              38,975
   Custodian's fees and expenses                                          80,000
   Legal fees and expenses                                                65,000
   Reports to shareholders                                                55,000
   Transfer agent's fees and expenses                                     54,000
   Registration fees                                                      25,000
   Amortization of deferred organization costs                            18,007
   Audit fees                                                             15,000
   Directors' fees                                                         5,000
   Miscellaneous                                                           4,638
                                                                ------------------
      Total operating expenses                                           869,937
                                                                ------------------
Net investment income                                                  4,213,650
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions                   (4,659,149)
Net change in unrealized depreciation on investments                  (6,310,762)
                                                                ------------------
Net loss on investments                                              (10,969,911)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   (6,756,261)
                                                                ------------------
                                                                ------------------

    20                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                     Ended               Ended
                                               September 30, 2001    March 31, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $  4,213,650        $  9,752,853
   Net realized gain (loss) on investments          (4,659,149)        (14,769,107)
   Net change in unrealized appreciation
      (depreciation) of investments                 (6,310,762)         (2,121,520)
                                               ------------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                     (6,756,261)         (7,137,774)
                                               ------------------    --------------
Dividends and distributions (Note 1)
Dividends from net investment income
      Class A                                         (948,599)         (2,033,367)
      Class B                                       (2,659,284)         (6,349,858)
      Class C                                         (513,589)         (1,105,378)
      Class Z                                          (92,178)           (159,784)
                                               ------------------    --------------
                                                    (4,213,650)         (9,648,387)
                                               ------------------    --------------
Fund share transactions (Net of share
   conversions) (Note 5)
   Net proceeds from shares sold                     6,157,527          22,140,894
   Net asset value of shares issued in
      reinvestment of distributions                  2,320,624           5,344,987
   Cost of shares reacquired                       (15,041,292)        (38,403,137)
                                               ------------------    --------------
   Net increase (decrease) in net assets
      from Fund share transactions                  (6,563,141)        (10,917,256)
                                               ------------------    --------------
Total decrease                                     (17,533,052)        (27,703,417)
NET ASSETS
Beginning of period                                 93,172,316         120,875,733
                                               ------------------    --------------
End of period(a)                                  $ 75,639,264        $ 93,172,316
                                               ------------------    --------------
                                               ------------------    --------------
(a) Includes undistributed net investment
    income of:                                    $    187,256        $    187,256
                                               ------------------    --------------

    See Notes to Financial Statements                                     21

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential High Yield Total Return Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 18, 1997. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on February 18, 1998 to Prudential Investments Fund Management LLC ('PIFM'). The Fund commenced investment operations on May 5, 1998. The primary investment objective of the Fund is total return through high current income and capital appreciation. It seeks to achieve this objective by investing in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or principal market maker. Any security for which the primary market is on an exchange or NASDAQ National Market Securities is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at September 30, 2001 include registration rights under which the Fund may demand registration by the

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income which is comprised of 3 elements: stated coupon, OID and market discount is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes discount and amortizes premium as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the fiscal period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually
                                                                          23

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

received or paid. Net currency gains and losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Dividends and Distributions:    The Fund declares daily and pays dividends
of net investment income monthly and makes distributions at least annually of any net, if any, capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Offering and Organization Expenses:    Approximately $283,300 were
incurred in connection with the organization of the Fund. Organization costs of approximately $172,900 are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Management ('PIM'), formerly known as The Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .65% of the Fund's average daily net assets.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

and Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Prior to September 20, such expenses under due Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period April 1, 2001 through September 19, 2001. Effective September 20, 2001, such expenses for the Fund were .25 of 1% of the average daily net assets of the Class A, B and C shares. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      PIMS has advised the Fund that it received approximately $8,300 and $8,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended September 30, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended September 30, 2001, it received approximately $84,700 and $1,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential'). Effective November 1, 2001, PIFM's changed its name to Prudential Investments LLC.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amount pursuant to the SCA during the six months ended September 30, 2001.
                                                                          25

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an indirect, wholly-owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended September 30, 2001, the Fund incurred fees of approximately $47,900 for the services of PMFS. As of September 30, 2001, approximately $6,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund invested in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market fund registered under the Investment Company Act of 1940, as amended, and managed by PIFM. As of September 30, 2001, the Fund earned income from the Series of approximately $81,608 by investing its excess cash.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2001 were $43,527,212 and $51,896,562, respectively.

      The federal income tax basis of the Fund's investments as of September 30, 2001 was $101,182,788; accordingly, net unrealized depreciation for federal income tax purposes was $28,517,986 (gross unrealized appreciation--$1,451,646; gross unrealized depreciation--$29,969,632).

      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2001, of approximately $17,233,000, of which $1,697,600 expires in 2007, $6,980,600 expires in 2008 and $8,554,800 expires in 2009. In addition, the Fund has elected to treat net capital losses of approximately $6,928,800 incurred in the five month period ended March 31, 2001 as having incurred in the current fiscal year.

      The Fund will elect, for United States Federal income tax purposes, to treat net capital losses of $6,879,001 incurred in the five-month period ended March 31, 2001 as having been incurred in the current fiscal year.

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has 2.5 billion shares of $0.0001 par value common stock authorized; 1 billion shares for Class A and 500 million shares each for Class B, Class C and Class Z.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended September 30, 2001:
Shares sold                                                     261,447    $  1,762,920
Shares issued in reinvestment of dividends                       85,108         567,231
Shares reacquired                                              (559,903)     (3,744,717)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversions                                                  (213,348)     (1,414,566)
Shares issued upon conversion from Class B                       57,732         376,585
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (155,616)   $ (1,037,981)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2001:
Shares sold                                                   1,035,967    $  7,636,568
Shares issued in reinvestment of dividends                      166,212       1,244,080
Shares reacquired                                            (1,327,264)    (10,030,376)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversions                                                  (125,085)     (1,149,728)
Shares issued upon conversion from Class B                      165,218       1,237,288
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                    40,133    $     87,560
                                                             ----------    ------------
                                                             ----------    ------------
Class B
-----------------------------------------------------------
Six months ended September 30, 2001:
Shares sold                                                     344,770    $  2,330,710
Shares issued in reinvestment of dividends                      213,676       1,425,764
Shares reacquired                                              (937,787)     (6,258,947)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (379,341)     (2,502,473)
Shares reacquired upon conversion into Class A                  (57,695)       (376,585)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (437,036)   $ (2,879,058)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2001:
Shares sold                                                   1,187,506    $  8,775,507
Shares issued in reinvestment of dividends                      454,104       3,404,532
Shares reacquired                                            (3,126,648)    (23,397,605)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,485,038)    (11,217,566)
Shares reacquired upon conversion into Class A                 (165,163)     (1,237,288)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,650,201)   $(12,454,854)
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          27

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended September 30, 2001:
Shares sold                                                     125,071    $    846,432
Shares issued in reinvestment of dividends                       39,829         265,736
Shares reacquired                                              (239,198)     (1,593,105)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (74,298)   $   (480,937)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2001:
Shares sold                                                     309,117    $  2,300,140
Shares issued in reinvestment of dividends                       77,148         577,326
Shares reacquired                                              (460,908)     (3,425,744)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (74,643)   $   (548,278)
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
-----------------------------------------------------------
Six months ended September 30, 2001:
Shares sold                                                     180,849    $  1,217,465
Shares issued in reinvestment of dividends                        9,233          61,893
Shares reacquired                                              (505,815)     (3,444,523)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (315,733)   $ (2,165,165)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2001:
Shares sold                                                     486,765    $  3,428,679
Shares issued in reinvestment of dividends                       15,964         119,049
Shares reacquired                                              (204,234)     (1,549,412)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   298,495    $  1,998,316
                                                             ----------    ------------
                                                             ----------    ------------

Note 6. Plan of Reorganization
On September 19, 2001, the Directors of the Fund approved an Agreement and Plan of Reorganization (the 'Plan'), which provides for the transfer of all of the assets and liabilities of Prudential High Yield Total Return Fund to Prudential High Yield Fund in exchange for Class A, B, C and Z shares of the Prudential High Yield Fund and Prudential High Yield Fund's assumption of the High Yield Total Return Fund.

      The Plan is subject to approval by the shareholders of the High Yield Total Return at a shareholder meeting scheduled to be held on January 24, 2002. If the Plan is approved, it is expected that the reorganization will take place on or about February 8, 2002. The High Yield Fund and the High Yield Total Return Fund will each bear their pro-rata share of the costs of the reorganization, including the cost of proxy solicitation.

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited)

                                                                 Class A
                                     ----------------------------------------------------------------
                                                                                      May 5,
                                      Six Months             Year Ended              1998(a)
                                         Ended                March 31,              Through
                                     September 30,     -----------------------      March 31,
                                         2001            2001          2000            1999
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                  $  6.98         $  8.21       $  8.91        $  10.00
                                     -------------     ---------     ---------     ------------
Income from investment
operations
Net investment income                       .34             .75           .85(d)          .79(d)
Net realized and unrealized loss
   on investments                          (.86)          (1.24)         (.70)          (1.08)
                                     -------------     ---------     ---------     ------------
      Total from investment
      operations                           (.52)           (.49)          .15            (.29)
                                     -------------     ---------     ---------     ------------
Less distributions
Dividends from net investment
income                                     (.34)           (.74)         (.85)           (.79)
Distributions in excess of net
   investment income                         --              --            --            (.01)
                                     -------------     ---------     ---------     ------------
      Total distributions                  (.34)           (.74)         (.85)           (.80)
                                     -------------     ---------     ---------     ------------
Net asset value, end of period          $  6.12         $  6.98       $  8.21        $   8.91
                                     -------------     ---------     ---------     ------------
                                     -------------     ---------     ---------     ------------
TOTAL RETURN(b):                          (7.81)%         (5.98)%        1.38%          (2.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $16,539         $19,956       $23,137        $ 37,558
Average net assets (000)                $18,931         $20,875       $32,154        $ 35,147
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         1.64%(c)        1.30%         1.18%(d)        1.06%( )(d)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.39%(c)        1.05%          .93%(d)         .89%( )(d)
   Net investment income                   9.99%(c)        9.85%         9.84%(d)        9.52%( )(d)
For Classes A, B, C and Z
shares:
   Portfolio turnover rate                   54%            242%          101%             97%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    See Notes to Financial Statements                                     29

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                 Class B
                                     ----------------------------------------------------------------
                                                                                      May 5,
                                      Six Months             Year Ended              1998(a)
                                         Ended                March 31,              Through
                                     September 30,     -----------------------      March 31,
                                         2001            2001          2000            1999
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                  $  6.98         $  8.21       $  8.91        $  10.00
                                     -------------     ---------     ---------     ------------
Income from investment
operations
Net investment income                       .32             .71           .80(d)          .74(d)
Net realized and unrealized loss
   on investments                          (.86)          (1.24)         (.70)          (1.08)
                                     -------------     ---------     ---------     ------------
      Total from investment
      operations                           (.54)           (.53)          .10            (.34)
                                     -------------     ---------     ---------     ------------
Less distributions
Dividends from net investment
income                                     (.32)           (.70)         (.80)           (.74)
Distributions in excess of net
   investment income                         --              --            --            (.01)
                                     -------------     ---------     ---------     ------------
      Total distributions                  (.32)           (.70)         (.80)           (.75)
                                     -------------     ---------     ---------     ------------
Net asset value, end of period          $  6.12         $  6.98       $  8.21        $   8.91
                                     -------------     ---------     ---------     ------------
                                     -------------     ---------     ---------     ------------
TOTAL RETURN(b):                          (8.03)%         (6.45)%         .88%          (3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $48,704         $58,619       $82,438        $ 97,454
Average net assets (000)                $55,620         $68,808       $93,280        $ 92,201
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         2.11%(c)        1.80%         1.68%(d)        1.64%( )(d)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.39%(c)        1.05%          .93%(d)         .89%( )(d)
   Net investment income                   9.54%(c)        9.32%         9.35%(d)        8.97%( )(d)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.

    30                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                 Class C
                                     ----------------------------------------------------------------
                                                                                      May 5,
                                      Six Months             Year Ended              1998(a)
                                         Ended                March 31,              Through
                                     September 30,     -----------------------      March 31,
                                         2001            2001          2000            1999
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                  $  6.98         $  8.21       $  8.91        $  10.00
                                     -------------     ---------     ---------     ------------
Income from investment
operations
Net investment income                       .32             .71           .80(d)          .74(d)
Net realized and unrealized loss
   on investments                          (.86)          (1.24)         (.70)          (1.08)
                                     -------------     ---------     ---------     ------------
      Total from investment
      operations                           (.54)           (.53)          .10            (.34)
                                     -------------     ---------     ---------     ------------
Less distributions
Dividends from net investment
income                                     (.32)           (.70)         (.80)           (.74)
Distributions in excess of net
   investment income                         --              --            --            (.01)
                                     -------------     ---------     ---------     ------------
      Total distributions                  (.32)           (.70)         (.80)           (.75)
                                     -------------     ---------     ---------     ------------
Net asset value, end of period          $  6.12         $  6.98       $  8.21        $   8.91
                                     -------------     ---------     ---------     ------------
                                     -------------     ---------     ---------     ------------
TOTAL RETURN(b):                          (8.03)%         (6.45)%         .88%          (3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $ 9,245         $11,067       $13,618        $ 19,249
Average net assets (000)                $10,749         $11,963       $16,567        $ 18,089
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         2.11%(c)        1.80%         1.68%(d)        1.64%( )(d)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.39%(c)        1.05%          .93%(d)         .89%( )(d)
   Net investment income                   9.53%(c)        9.34%         9.35%(d)        8.96%( )(d)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.

    See Notes to Financial Statements                                     31

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                 Class Z
                                     ----------------------------------------------------------------
                                                                                      May 5,
                                      Six Months             Year Ended              1998(a)
                                         Ended                March 31,              Through
                                     September 30,     -----------------------      March 31,
                                         2001            2001          2000            1999
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                  $  7.01         $  8.21       $  8.91        $  10.00
                                     -------------     ---------     ---------     ------------
Income from investment
operations
Net investment income                       .37             .77           .87(d)          .80(d)
Net realized and unrealized loss
   on investments                          (.90)          (1.21)         (.70)          (1.08)
                                     -------------     ---------     ---------     ------------
      Total from investment
      operations                           (.53)           (.44)          .17            (.28)
                                     -------------     ---------     ---------     ------------
Less distributions
Dividends from net investment
income                                     (.35)           (.76)         (.87)           (.80)
Distributions in excess of net
   investment income                         --              --            --            (.01)
                                     -------------     ---------     ---------     ------------
      Total distributions                  (.35)           (.76)         (.87)           (.81)
                                     -------------     ---------     ---------     ------------
Net asset value, end of period          $  6.13         $  7.01       $  8.21        $   8.91
                                     -------------     ---------     ---------     ------------
                                     -------------     ---------     ---------     ------------
TOTAL RETURN(b):                          (7.94)%         (5.35)%        1.63%          (2.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $ 1,151         $ 3,530       $ 1,683        $  2,113
Average net assets (000)                $ 1,865         $ 1,589       $ 1,919        $  2,060
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                         1.39%(c)        1.05%          .93%(d)         .89%( )(d)
   Expenses, excluding
      distribution and service
      (12b-1) fees                         1.39%(c)        1.05%          .93%(d)         .89%( )(d)
   Net investment income                   9.86%(c)       10.31%        10.08%(d)        9.90%( )(d)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.

    32                                     See Notes to Financial Statements

                 {This page left intentionally blank}

Prudential High Yield Total Return Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800)
225-1852. Read the prospectus carefully
before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
----------------------------------------

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The Prudential Investment Portfolios, Inc.
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Prudential Government Income Fund, Inc.
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Prudential Total Return Bond Fund, Inc.

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

                               www.prudential.com    (800) 225-1852


Prudential Municipal Series Fund
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Prudential National Municipals Fund, Inc.

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Prudential Global Total Return Fund, Inc.

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Tax-Free Money Market Funds
COMMAND Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
--------------------------------------------

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Prudential High Yield Total Return Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential
Mutual Funds, you receive financial
advice from a Prudential Securities
Financial Advisor or Pruco Securities
registered representative. Your
financial professional can provide
you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help
you match the reward you seek with the
risk you can tolerate. Risk can be
difficult to gauge--sometimes even the
simplest investments bear surprising
risks. The educated investor knows
that markets seldom move in just one
direction. There are times when a
market sector or asset class will lose
value or provide little in the way of
total return. Managing your own
expectations is easier with help from
someone who understands the markets,
and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you
wade through the numerous available
mutual funds to find the ones that
fit your individual investment
profile and risk tolerance. While the
newspapers and popular magazines are
full of advice about investing,
they are aimed at generic groups of
people or representative individuals--
not at you personally. Your financial
professional will review your
investment objectives with you. This
means you can make financial decisions
based on the assets and liabilities in
your current portfolio and your risk
tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the
most common investor mistakes. But
sometimes it's difficult to hold on
to an investment when it's losing
value every month. Your financial
professional can answer questions when
you're confused or worried about your
investment, and should remind you that
you're investing for the long haul.

                          www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols      NASDAQ       CUSIP
     Class A      PYRAX      74437D109
     Class B      PYRBX      74437D208
     Class C      PHYCX      74437D307
     Class Z       --        74437D406

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered
by this report and are subject to
change thereafter.

The accompanying financial statements as of September 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)


Cusip Numbers     74437D109    74437D208     74437D307    74437D406

MF181E2    IFS-A067037

(ICON) Printed on Recycled Paper